Loans (Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Loans [Abstract]
Balance, beginning of period		$ 14,714,000	$ 13,490,000
Additions		3,165,000	495,000
Accretion		(7,184,000)	(7,090,000)
Adjustment for payoffs		(3,513,000)	(1,575,000)
Adjustment for charge-offs		(466,000)	(79,000)
Increase in accretable yield	[1]	1,826,000	9,473,000
Balance, end of period		$ 8,542,000	$ 14,714,000

[1]	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.